Prepaid Expenses and Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets

At June 30, 2026 and December 31, 2025, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2026	2025
Prepayment	$3,881,430	$1,628,234
Advance to suppliers	3,520,367	3,356,379
Deposits	1,081,695	1,265,338
Other receivables	1,497,193	770,348
Provision for expected credit loss	(1,513,013)	(1,619,003)
Exchange rate difference	-	-
	$8,467,672	$5,401,296

Schedule of Allowance For Expected Credit Losses
	June 30,	December 31,
	2026	2025
Allowance for expected credit losses
Beginning	1,619,003	150,000
Provision for expected credit losses	-	1,542,600
Reversal of expected credit losses	-	(55,515)
Exchange rate difference	(105,990)	(18,082)
Ending	$1,513,013	$1,619,003